Marketable Securities and Securities Investments (Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Available for Sale Securities, Cost
Due in one year or less	¥ 145,867
Due after one year through five years	432,281
Due after five years through ten years	561,098
Due after ten years	1,463,906
Total	2,603,152
Available-for-sale securities, Fair value
Due in one year or less	146,084
Due after one year through five years	435,443
Due after five years through ten years	637,363
Due after ten years	1,693,923
Total	2,912,813
Held-to-maturity securities, Cost
Due in one year or less	6,075
Due after one year through five years	199,509
Due after five years through ten years	246,072
Due after ten years	6,966,856
Held-to-maturity securities, Cost	7,418,512	¥ 6,842,072
Held-to-maturity securities, Fair value
Due in one year or less	6,109
Due after one year through five years	217,983
Due after five years through ten years	283,086
Due after ten years	9,367,458
Total	¥ 9,874,636	¥ 8,902,627